IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle.
John McGonigle, Chief Legal Officer of Federated Investors, Inc., served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Federated expresses deep gratitude for Mr. McGonigle. In light of his passing, please remove his name and biography from the Directors/Trustees and Officers list of the following Federated Funds.
The Federated Funds include all of the following registrants (including any of their portfolios and/or share classes):
FEDERATED EQUITY FUNDS
Federated Absolute Return Fund
Federated Clover Small Value Fund
Federated Clover Value Fund
Federated Global Strategic Value Dividend Fund
Federated International Strategic Value Dividend Fund
Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
Federated MDT Mid Cap Growth Fund
Federated Prudent Bear Fund
Federated Strategic Value Dividend Fund
FEDERATED EQUITY INCOME FUND, INC.
FEDERATED FIXED INCOME SECURITIES, INC.
Federated Strategic Income Fund
Federated Municipal Ultrashort Fund
FEDERATED GLOBAL ALLOCATION FUND
FEDERATED GOVERNMENT INCOME SECURITIES, INC.
FEDERATED GOVERNMENT INCOME TRUST
FEDERATED HIGH INCOME BOND FUND, INC.
FEDERATED HIGH YIELD TRUST
Federated High Yield Trust
Federated Equity Advantage Fund
FEDERATED INCOME SECURITIES TRUST
Federated Capital Income Fund
Federated Floating Rate Strategic Income Fund
Federated Fund for U.S. Government Securities
Federated Intermediate Corporate Bond Fund
Federated Muni and Stock Advantage Fund
Federated Real Return Bond Fund
Federated Short-Term Income Fund
FEDERATED INDEX TRUST
Federated Max-Cap Index Fund
Federated Mid-Cap Index Fund
FEDERATED INSTITUTIONAL TRUST
Federated Government Ultrashort Duration Fund
Federated Institutional High Yield Bond Fund

FEDERATED INSURANCE SERIES
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
Federated Kaufmann Fund II
Federated Managed Tail Risk Fund II
Federated Managed Volatility Fund II
Federated Government Money Fund II
Federated Quality Bond Fund II
FEDERATED INTERNATIONAL SERIES, INC.
Federated Global Total Return Bond Fund
FEDERATED INVESTMENT SERIES, INC.
Federated Bond Fund
FEDERATED MANAGED POOL SERIES
Federated Corporate Bond Strategy Portfolio
Federated High Yield Strategy Portfolio
Federated International Bond Strategy Portfolio
Federated International Dividend Strategy Portfolio
Federated Mortgage Strategy Portfolio
FEDERATED MDT EQUITY TRUST
Federated MDT Large Cap Value Fund
FEDERATED MDT LARGE CAP VALUE FUND
FEDERATED MDT SERIES
Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund
Federated Municipal Bond Fund, Inc.
FEDERATED MUNICIPAL SECURITIES INCOME TRUST
Federated New York Municipal Income Fund
FEDERATED PROJECT AND TRADE FINANCE TENDER FUND
FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
FEDERATED TOTAL RETURN SERIES, INC.
Federated Mortgage Fund
Federated Total Return Bond Fund
Federated Ultrashort Bond Fund
FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

FEDERATED WORLD INVESTMENT SERIES, INC.
Federated Emerging Market Debt Fund
Federated International Leaders Fund
Federated International Small-Mid Company Fund
INTERMEDIATE MUNICIPAL TRUST
Federated Intermediate Municipal Trust
MONEY MARKET OBLIGATIONS TRUST
Federated California Municipal Cash Trust
Federated Capital Reserves Fund
Federated Georgia Municipal Cash Trust
Federated Government Reserves Fund
Federated Government Obligations Fund
Federated Government Obligations Tax-Managed Fund
Federated Institutional Money Market Management
Federated Institutional Prime 60 Day Fund
Federated Institutional Prime Obligations Fund
Federated Institutional Prime Value Obligations Fund
Federated Institutional Tax-Free Cash Trust
Federated Massachusetts Municipal Cash Trust
Federated Municipal Obligations Fund
Federated New York Municipal Cash Trust
Federated Pennsylvania Municipal Cash Trust
Federated Prime Cash Obligations Fund
Federated Tax-Free Obligations Fund
Federated Treasury Obligations Fund
Federated Trust for U.S. Treasury Obligations
Federated U.S. Treasury Cash Reserves
Federated Virginia Municipal Cash Trust
October 30, 2017
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454175 (10/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated California Municipal Cash Trust
Wealth Shares (TICKER CAIXX)
Federated Government Obligations Tax-Managed Fund
Institutional Shares (TICKER GOTXX)
Federated Municipal Obligations Fund
Wealth Shares (TICKER MOFXX)
Federated New York Municipal Cash Trust
Wealth Shares (TICKER NISXX)
Federated Prime Cash Obligations Fund
Wealth Shares (TICKER PCOXX)
Federated Tax-Free Obligations Fund
Wealth Shares (TICKER TBIXX)

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle.
John McGonigle, Chief Legal Officer of Federated Investors, Inc., served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Federated expresses deep gratitude for Mr. McGonigle. In light of his passing, please remove his name and biography from the Directors/Trustees and Officers list.
October 30, 2017
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454176 (10/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.